Summary of Significant Accounting Policies - Basis of Presentation and Liquidity (Details) $ in Thousands		12 Months Ended
	Dec. 07, 2021 USD ($)	Jan. 31, 2022 USD ($)	Jan. 31, 2021 USD ($)	Jan. 31, 2020 USD ($)
Accounting Policies [Abstract]
Recapitalization exchange ratio	1.53184
Cash and cash equivalents		$ 490,762	$ 71,183
Proceeds from Business Combination and PIPE Investment, net of transaction costs	$ 533,200	$ 533,164	$ 0	$ 0
Credit Agreement with SVB and Hercules | Secured Debt
Debt Instrument [Line Items]
Principal payment of debt	$ 67,100